Provisions - Current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current provisions (b)
Beginning balance, Trade provisions	€ 11,175	€ 53,109	€ 80,055
Business combinations	32	(954)
Net charge	14,826	(21,998)	(25,249)
Cancellations	(717)	(247)	(3,142)
Reclassifications	4,523	(20,059)
Translation differences	1,568	(584)	1,445
Ending balance, Trade provisions	€ 31,407	€ 11,175	€ 53,109